Taxes	12 Months Ended
Dec. 31, 2015
Taxes [Abstract]
Taxes Disclosure [Text Block]
Note 14 – Taxes

Taxes Payable

Taxes payable as of December 31, 2015 and December 31, 2014 consist of the following:

	December 31,	December 31,
	2015	2014

VAT tax payable	$-	$568,515
Corporation income tax payable	687,745	1,543,294
Other tax payable	116,525	160,297

Total	$804,270	$2,272,106

Corporation Income Tax (“CIT”)

Tantech BVI was incorporated in the BVI and is not subject to income taxes under the current laws of BVI.

USCNHK is a holding company registered in Hong Kong and has no operating profit for tax liabilities.

Tantech Bamboo was registered in the PRC and is subject to corporate income tax at unified rate of 15% starting from 2008 when it was approved by local government as a high-tech company.

Tantech Energy was registered in the PRC and is subject to corporate income tax at unified rate of 15% starting from 2013 when it was approved by local government as a high-tech company.

Tantech Charcoal is subject to corporate income tax at unified rate of 25%.

Tantech Babiku is subject to corporate income tax at unified rate of 25%.

The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2015 and 2014:

	Year ended December 31,
	2015	2014
Statutory PRC income tax rate	25%	25%
Favorable tax rate impact (a)	(12)%	(10)%
Permanent difference	5%	1%
Changes of deferred tax assets allowances	3%	-
Total	21%	16%

(a) Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.

The provision for income tax consists of the following:

	Years ended December 31,
	2015	2014
Current	$2,377,715	$2,524,901
Deferred	-	329,588
Total	$2,377,715	$2,854,489

Significant components of deferred tax assets are as follows:

	December 31,
	2015	2014
Allowance for doubtful accounts and other reserves	$324,053	$140,226
Accumulated depreciation	72,834	26,109
Valuation allowance	(396,887)	-
Total	$-	$166,335